ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment payables	$ 45,499	$ 87,701
Interest expense payable	60,522	63,371
Operating expense and other accruals and liabilities	23,970	11,728
Operating lease liabilities	1,091	1,095
Accrued expenses and other current liabilities	$ 135,514	$ 165,688
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 4,432	$ 1,793